Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Related party transactions

16. Related party transactions

16.1 Related Party Transactions

QRC, an entity whose Chief Executive Officer is also a director of the Company, subscribed for $30,000 principal amount of the Debentures in the Company's convertible debenture financing completed in December 2023. During the years ended December 31, 2025, 2024 and 2023, the Company incurred finance costs of $7,572, $4,476 and $176, respectively, under such Debentures held by QRC up to the redemption on November 25, 2025 (Note 8).

Related party transactions are based on the amounts agreed to by the parties. During the year ended December 31, 2025, the Company did not enter into any contracts or undertake any commitment with any related parties other than as described herein.

16. Related party transactions (continued)

16.2 Transactions with Key Management Personnel

Key management personnel are individuals responsible for planning, directing, and controlling the activities of an entity. Total management salaries and directors' fees incurred for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Management salaries	2,458	2,288	1,332
Directors' fees	198	209	332
Share-based compensation	2,002	1,713	1,701
	4,658	4,210	3,365